Information on Subsidiaries	12 Months Ended
Oct. 31, 2025
Information on Subsidiaries [Abstract]
Information on Subsidiaries
NOTE 31: INFORMATION ON SUBSIDIARIES
The following is a list of the directly or indirectly

held significant subsidiaries.
SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars) October 31, 2025
Address of Head Carrying value of shares
North America or Principal Office
2
owned by the Bank
3
Meloche Monnex Inc. Montreal, Québec $ 3,202
Security National Insurance Company Montreal, Québec
Primmum Insurance Company Toronto, Ontario
TD Direct Insurance Inc. Toronto, Ontario
TD General Insurance Company Toronto, Ontario
TD Home and Auto Insurance Company Toronto, Ontario
TD Wealth Holdings Canada Limited Toronto, Ontario 12,683
TD Asset Management Inc. Toronto, Ontario
GMI Servicing Inc. Winnipeg, Manitoba
TD Waterhouse Private Investment Counsel Inc. Toronto, Ontario
TD Waterhouse Canada Inc. Toronto, Ontario
TD Auto Finance (Canada) Inc. Toronto, Ontario 4,542
TD Group US Holdings LLC Wilmington, Delaware 75,699
Toronto Dominion Holdings (U.S.A.), Inc. New York, New York
Cowen Inc. New York, New York
Cowen Structured Holdings LLC New York, New York
Cowen Structured Holdings Inc. New York, New York
TD Arranged Services LLC New York, New York
RCG LV Pearl, LLC New York, New York
Cowen Financial Products LLC New York, New York
Cowen Holdings, Inc. New York, New York
Cowen CV Acquisition LLC New York, New York
Cowen Execution Holdco LLC New York, New York
Westminster Research Associates LLC New York, New York
RCG Insurance Company New York, New York
TD Prime Services LLC New York, New York
TD Financial Products LLC Chicago, Illinois
TD Securities (USA) LLC New York, New York
Toronto Dominion (Texas) LLC New York, New York
Toronto Dominion (New York) LLC New York, New York
Toronto Dominion Investments LLC New York, New York
TD Bank US Holding Company Cherry Hill, New Jersey
Epoch Investment Partners, Inc. New York, New York
TD Bank USA, National Association Cherry Hill, New Jersey
TD Bank, National Association Cherry Hill, New Jersey
TD Equipment Finance, Inc. Mt. Laurel, New Jersey
TD Private Client Wealth LLC New York, New York
TD Public Finance LLC New York, New York
TD Wealth Management Services Inc. Mt. Laurel, New Jersey
TD Investment Services Inc. Toronto, Ontario 68
TD Life Insurance Company Toronto, Ontario 180
TD Mortgage Corporation Toronto, Ontario 14,052
TD Pacific Mortgage Corporation Vancouver, British Columbia
The Canada Trust Company Toronto, Ontario
TD Securities Inc. Toronto, Ontario 3,589
TD Vermillion Holdings Limited Toronto, Ontario 24,279
TD Reinsurance (Barbados) Inc. St. James, Barbados
International
Ramius Enterprise Luxembourg Holdco S.à.r.l. Luxembourg, Luxembourg 49
Cowen Reinsurance S.A. Luxembourg, Luxembourg
TD Ireland Unlimited Company Dublin, Ireland 2,973
TD Global Finance Unlimited Company Dublin, Ireland
TD Securities (Japan) Co. Ltd. Tokyo, Japan 12
Toronto Dominion Australia Limited Sydney, Australia 107
TD Bank Europe Limited London, England 1,420
Toronto Dominion International Pte. Ltd. Singapore, Singapore 10,701
TD Execution Services Limited London, England
Toronto Dominion (South East Asia) Limited Singapore, Singapore 1,813
1

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns
100 % of the entity and/or 100 % of any issued and outstanding voting securities and non-voting securities of the entities listed.
2

Each subsidiary is incorporated or organized in the country in which its head or principal office is located.
3

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act (Canada) . Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.
SUBSIDIARIES WITH RESTRICTIONS

TO TRANSFER FUNDS
Certain of the Bank’s subsidiaries have regulatory requirements to fulfil, in accordance with applicable law, in order to transfer funds, including paying dividends to,
repaying loans to, or redeeming subordinated

debentures issued to, the Bank.

These customary requirements include,

but are not limited to:
●

Local regulatory capital and/or surplus adequacy

requirements;
●

Basel requirements under Pillar 1 and Pillar

2;
●

Local regulatory approval requirements; and
●

Local corporate and/or securities laws.
Pursuant to the terms of the orders that

TD Bank USA, N.A. (TDBUSA) and TDBNA

(collectively the “U.S. Bank”) entered into

with the OCC, the Boards of
Directors of the U.S. Bank are required

to certify to the OCC that the U.S. Bank has

allocated appropriate resources and

staffing to the remediation required by the
orders before declaring or paying dividends, engaging

in share repurchases, or making any

other capital distribution. In addition, pursuant

to the terms of the
cease and desist order that the Bank, TDGUS

and TDBUSH entered into with the

Federal Reserve, the Boards of Directors

of the Bank, TDGUS and TDBUSH are
required to certify to the Federal Reserve

that appropriate resources and staffing have been

allocated to remediation, as required by the

order, before declaring or
paying any dividends, engaging in share

repurchases, or making any other capital

distributions. If the Bank, the U.S. Bank,

TDGUS or TDBUSH are unable to so
certify, then there would be restrictions on (i) the payment of dividends or making of any other capital distributions,

or (ii) the repurchase of shares by these
entities
.
As at October 31, 2025, the net assets of

subsidiaries subject to regulatory or CAR

was approximately $
107

billion (October 31, 2024 – $
109

billion), before
intercompany eliminations.
In addition to regulatory requirements outlined

above, the Bank may be subject to significant

restrictions on its ability to use the assets

or settle the liabilities of
members of its group. Key contractual restrictions

may arise from the provision of collateral

to third parties in the normal course of business,

for example through
secured financing transactions; assets

securitized which are not subsequently available

for transfer by the Bank; and assets transferred

into other consolidated
and unconsolidated structured entities. The impact

of these restrictions has been disclosed

in Notes 9 and 25.